Short-Term Bond Fund	07/01/2012 to 06/30/2013

ICA File Number: 811-03894
Registrant Name: T. Rowe Price Short-Term Bond Fund, Inc.
Reporting Period: 07/01/2012 - 06/30/2013

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3894

T. Rowe Price Short-Term Bond Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Edward C. Bernard
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-3577

Date of fiscal year end: 5/31

Date of reporting period: 07/01/2012 to 06/30/2013

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Short-Term Bond Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 30, 2013

Short-Term Bond Fund

UBS AG STAMFORD CT FRN DUE JANUARY 28, 2014 Meeting Date: FEB 07, 2013 Record Date: Meeting Type: CONSENT AND TENDER
Ticker: N/A Security ID: 90261XGW6
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Tender and Consent prior to the Early Tender Date in order to receive the Total Consideration of 1,010.00 per 1,000 USD P/A, which includes the Early Tender Premium of 30.00 USD per 1,000 USD P/A held.	Management	N/A	YES

WEATHERFORD INTL LTD 5.15% NOTES DUE MARCH 15, 2013 Meeting Date: AUG 06, 2012 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 947075AC1
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Holders will receive the Consent Payment of 2.50 USD per 1,000.00 USD P/A of Notes held if the requisite consent is met.	Management	N/A	YES

Ultra Short-Term Bond Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

END NPX REPORT